NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Financial Information for IsoEnergy Ltd
Summarized financial information for IsoEnergy Ltd. is as follows:

	2019	2018
Cash and cash equivalents	$6,587,000	$6,405,000
Other current assets	209,000	155,000
Non-current assets	48,208,000	43,511,000
Total assets	$55,004,000	$50,071,000

Current liabilities	650,000	817,000
Non-current liabilities	867,000	199,000
Total liabilities	$1,517,000	$1,016,000

Loss from operations	$2,097,000	$2,142,000
Loss and comprehensive loss	2,162,000	1,832,000

Net cash flow from operating activities	(1,915,000)	(1,679,000)
Net cash flow from investing activities	(4,236,000)	(2,522,000)
Net cash flow from financing activities	6,333,000	7,282,000
Net increase (decrease) in cash and cash equivalents	$182,000	$3,081,000